Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Loss before income taxes consisted of the following for the years presented:

	Year Ended December 31,
	2020	2019	2018
Domestic	$(316,252)	$(238,533)	$(251,950)
Foreign	(12,269)	(1,066)	(1,407)
Loss before income taxes	$(328,521)	$(239,599)	$(253,357)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consisted of the following for the years presented:

	Year Ended December 31,
	2020	2019	2018
Current tax expense:
U.S. federal	$—	$—	$34
U.S. state and local	23	17	80
Foreign	13	29	17
Total current tax expense	36	46	131
Deferred tax expense (benefit):
U.S. federal	(70,692)	(34)	2,664
U.S. state and local	(33,823)	94	(3,753)
Foreign	11	(8)	—
Total deferred tax expense (benefit)	(104,504)	52	(1,089)
Income tax expense (benefit)	$(104,468)	$98	$(958)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the expected income tax benefit at the statutory federal income tax rate to the income tax expense (benefit) at the effective income tax rate was as follows for the years presented:

	Year Ended December 31,
	2020	2019	2018
Expected income tax benefit at federal statutory rate	$(68,921)	$(50,316)	$(53,205)
Valuation allowance for deferred tax assets	(9,445)	53,431	55,920
State and local income taxes, net of federal benefit	(26,681)	52	(2,894)
Research and development tax credits	(6,883)	(5,469)	(3,505)
Change in fair value of warrants(1)	4,310	(595)	—
Other(1)	3,152	2,995	2,726
Income tax expense (benefit)	$(104,468)	$98	$(958)
Effective tax rate	31.80%	(0.04)%	0.38%
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(1)We modified the presentation in the current period to separately present only the change in fair value of warrants component of non-deductible expenses. The remaining non-deductible expenses are included within “other”. We reclassified amounts for the prior periods to conform to the current period presentation.

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of unrecognized tax benefits was as follows for the years presented:

	Year Ended December 31,
	2020	2019	2018
Unrecognized tax benefits at beginning of year	$4,307	$1,928	$1,393
Gross increases – tax positions in prior period	55	1,306	121
Gross decreases – tax positions in prior period	(331)	(11)	—
Gross increases – tax positions in current period	1,086	1,084	414
Unrecognized tax benefits at end of year	$5,117	$4,307	$1,928

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s net deferred tax liabilities were as follows as of the dates indicated:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$230,866	$176,564
Operating lease liabilities	29,340	29,969
Stock-based compensation	16,876	10,120
Research and development credits	25,538	16,081
Capital loss carryforwards	733	2,619
Amortization	—	1,333
Accruals and other	14,614	6,643
Gross deferred tax assets	317,967	243,329
Valuation allowance	(141,101)	(148,426)
Total deferred tax assets	$176,866	$94,903
Deferred tax liabilities:
Depreciation	$(4,951)	$(968)
Amortization(1)	(95,819)	—
Operating lease ROU assets	(26,121)	(27,279)
Servicing rights	(41,556)	(56,978)
Securitization investments	(7,268)	(9,576)
Other	(1,734)	(353)
Total deferred tax liabilities	(177,449)	(95,154)
Net deferred tax liabilities	$(583)	$(251)
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(1)During the year ended December 31, 2020, our deferred tax liabilities increased primarily due to acquired intangible assets recognized at fair value in connection with our acquisition of Galileo in which we had no tax basis. See Note 2 for additional information.
The following table details the activity of the deferred tax asset valuation allowance during the years indicated:

	Balance at Beginning of Period	Additions		Deductions(2)	Balance at End of Period
		Charged to Costs and Expenses	Charged to Other Accounts(1)
Year Ended December 31, 2018
Deferred tax asset valuation allowance	$3,464	$74,180	$—	$—	$77,644
Year Ended December 31, 2019
Deferred tax asset valuation allowance	77,644	70,782	—	—	148,426
Year Ended December 31, 2020
Deferred tax asset valuation allowance	148,426	87,552	4,916	(99,793)	141,101
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(1)Additions charged to other accounts for the year ended December 31, 2020 related to the increase in our valuation allowance in connection with net deferred tax assets acquired in our acquisition of 8 Limited in April 2020. See Note 2 for additional information.
(2)Deductions for the year ended December 31, 2020 related to the release of our valuation allowance in connection with deferred tax liabilities acquired in our acquisition of Galileo in May 2020. See Note 2 for additional information.
Summary of Operating Loss Carryforwards
The following table provides information about the Company’s net operating loss carryforwards by jurisdiction as of the dates indicated:

		December 31,
	Expiration	2020	2019
U.S. federal(1)	2031 – 2037	$209,564	$209,564
	Indefinite	589,996	426,646
U.S. state(2)	2021 – 2040	689,298	543,401
	Indefinite	130,404	95,330
Foreign	Indefinite	44,419	—
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(1)Federal net operating loss carryforwards generated in periods after December 31, 2017 are subject to an 80% limitation when used in future tax periods as a result of the Tax Cuts and Jobs Act (“TCJA”) passed in 2017. The CARES Act provided for the temporary elimination of the 80% limitation for any net operating loss utilization prior to January 1, 2021.
(2)State conformity to either TCJA or the CARES Act is established by each state’s local statutes and conformity to one act does not require conformity to both acts.